UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Report to Shareholders

Balanced Fund	June 30, 2013

The views and opinions in this report were current as of June 30, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Global stock markets advanced in the first half of 2013 as central banks around the world maintained accommodative polices to stimulate growth. The U.S. stock market widely outpaced markets in other developed countries as the economy steadily improved. Volatility in global financial markets picked up in June after the Federal Reserve telegraphed that it could soon begin winding down its monthly $85 billion asset purchase program, otherwise known as quantitative easing. As a result, long-term interest rates surged and stocks and bonds fell at the end of our reporting period. The Balanced Fund returned a solid 5.72% in this year’s first half, exceeding its Lipper peer group index but trailing its custom benchmark.

PERFORMANCE REVIEW

The Balanced Fund returned 5.72% for the six months ended June 30, 2013. As seen in the Performance Comparison table, the fund exceeded the Lipper Balanced Funds Index but lagged the combined index portfolio, a custom benchmark that comprises multiple indexes representing the asset classes in which the fund invests.

Our allocation to real assets equities through the T. Rowe Price Real Assets Fund detracted the most from relative performance. The Real Assets Fund invests in companies that own, or whose sales are related to, assets with physical properties, such as energy and natural resources, commodities, real estate, basic materials, equipment, utilities, and infrastructure. The fund underperformed the blended equity benchmark as commodity prices fell due to slowing global growth and concerns that China’s demand for commodities would continue to decline. Furthermore, security selection detracted modestly from the fund’s relative performance. Our holdings of non-U.S. stocks and investment-grade bonds underperformed their respective benchmarks, which offset positive stock selection in domestic large-cap value stocks.

MARKET ENVIRONMENT

Despite modest economic and corporate earnings growth, stocks generated strong returns in the year’s first half due to a strengthening housing market, surging consumer confidence, and steadily improving employment. The strengthening economy raised speculation that the Fed would start winding down its monthly $85 billion asset purchase program, otherwise known as quantitative easing. Those expectations were affirmed most recently in June, when Fed Chairman Ben Bernanke said the central bank expects to scale back its asset purchases later this year, and possibly end them by mid-2014, if the U.S. economy continues to improve as expected. Bond yields surged and stocks sold off in the wake of Bernanke’s remarks.

Overseas, most developed stock markets in Europe posted modest gains, though Italy and Spain—both of which are experiencing deep recessions—fell. Developed Asian markets were mixed, with Japan rallying more than 16% after its government embarked on an aggressive new monetary policy in April to revive the country’s moribund economy. However, stocks in Australia, Hong Kong, and Singapore retreated, reflecting their exposure to slowing growth in China, Asia’s biggest emerging economy.

U.S. bond returns were mostly negative in the year’s first half as rates rose late in the period after the Fed said it might reduce the pace of bond purchases later this year. High yield bonds outperformed investment-grade debt as investors favored assets with a yield advantage for most of the period, but weakness in June eroded some of the sector’s earlier gains. In the investment-grade market, Treasuries and corporate bonds declined, especially long-term issues. Asset- and mortgage-backed securities declined but fared better than other parts of the investment-grade bond market.

ASSET ALLOCATION STRATEGY

The Balanced Fund seeks to provide capital growth and current income by investing in a combination of U.S. and international stocks and fixed income securities. Our current strategy allocates 65% of the portfolio to stocks and the remaining 35% to bonds and cash.

We moved to a modest overweight in international equities over the period. As international stocks have recently lagged U.S. stocks, the relative valuations have become more attractive. Within the U.S., we are overweight to growth over value stocks as the current low-growth environment favors growth stocks, which tend to depend less on a strong economy to generate rising corporate earnings. We are underweight our neutral allocation to the real assets sector, as prospects for sluggish global economic growth may continue to weigh on energy and materials prices. We expect demand for commodities will remain subdued as China shifts its growth model away from industrial production and exports toward domestic consumption. Over the long term, real assets equity exposure through sectors such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities should expand the fund’s broad diversification and position it to perform well under a variety of market conditions, including periods of rising inflation.

We increased our overweight to high yield relative to investment-grade bonds, favoring the yield advantage and lower-duration profile provided by the high yield sector. High yield bonds remain attractive relative to other sectors in this low-yield environment, particularly given the prospect of a slowly improving economy. Many high yield issuers have improved their liquidity by extending maturities and refinancing to lower-coupon debt. Default rates remain low, and the tendency for high yield debt to be less sensitive to changes in interest rates has appeal, given that the general level of interest rates is still near historical lows.

PORTFOLIO REVIEW

U.S. Stocks
Google, our largest individual stock holding at the end of June, was the biggest contributor in this year’s first half. Google shares gained more than 24% over the reporting period as the Internet search leader continued to come up with new and improved applications for mobile devices and made inroads in the smartphone market with its Android operating system. JPMorgan Chase was another top contributor. Shares of the nation’s largest bank appreciated as the U.S. economy picked up and its profits rose. Aerospace company Boeing also helped returns, aided by strong new aircraft demand and a hefty order backlog. Boeing shares experienced a setback in January in the wake of widely publicized battery safety issues in its flagship Dreamliner jet, but it successfully resolved the problem by proposing a series of comprehensive fixes and other tests and reported surprisingly strong earnings. (Please refer to our portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Among decliners, Apple was by far the biggest performance detractor. Apple shares have retreated from a record high last September amid worries about waning demand for iPhones and iPads. While we are disappointed with the recent lack of new product launches, Apple has demonstrated an unrivaled knack for innovation for many years, and we remain confident in management’s ability to execute in new categories. Additionally, Apple said in April that it plans to return $100 billion in cash to investors by the end of 2015 through stock buybacks and raising quarterly dividends—a move that indicates the company is committed to doing the right thing for shareholders.

International Stocks
Central Japan Railway was one of the top non-U.S. contributors. Shares of this company, which operates the bullet train between Tokyo and Osaka, performed well due to improving sentiment surrounding Japan’s economy and strong ridership data on the Shinkansen train, its main high-speed rail service. Toyota Motor, Japan’s biggest automaker, was another significant contributor as it benefited from solid U.S. sales and a weakened yen. Toyota is rebounding from a string of adverse events in recent years, including a global recall, the earthquake and tsunami in Japan, and flooding at its regional plants in Thailand. GlaxoSmithKline, the UK’s biggest drugmaker, also boosted returns as investors anticipated favorable regulatory decisions for its pipeline of experimental drugs. Its shares rose to a multiyear high in the spring after it received U.S. regulatory approval for a drug to treat a lung disorder. Offsetting these advancers were several mining stocks that performed poorly due to weaker commodities prices resulting from China’s slowdown. Australian miners BHP Billiton and Rio Tinto and Canadian gold producer Agnico Eagle Mines ranked among the biggest detractors.

Domestic Bonds
Our bond holdings weighed on absolute returns as interest rates surged in June after Fed Chairman Bernanke said that the central bank would likely begin reducing stimulus measures later this year. The closely watched yield on the 10-year Treasury ended the month at 2.49%—its highest level since August 2011 and up from 1.76% at the end of December 2012. Long-term Treasuries suffered the largest losses in this environment, but every major bond sector moved lower except for high yield. We continue to favor high yield over investment-grade bonds. High yield bonds remain attractive relative to other sectors in the current low-yield environment, particularly given our outlook for a slowly improving economy.

OUTLOOK

Our global growth expectations are modest for the next several quarters. A solid housing recovery and moderate job growth are supporting gradual improvement in the U.S. economy. However, uncertainty around fiscal policy continues to weigh on the near-term outlook. The possibility of another political impasse looms this fall when Congress is due to resume debate over fiscal policy and the debt ceiling, though we note that investors appear to have grown more immune to fiscal-related crises over the past year.

Overseas, we believe that resolving Europe’s fiscal issues and competitiveness problems will be a very slow process. Those economies may benefit from a shift in policy to ease back on austerity in response to high unemployment and sluggish growth. In Asia, Japan’s bold fiscal and monetary policies have successfully weakened the yen, which has benefited exporters but also raised the prospect of rising import costs. We are mindful of the risks to the global economy stemming from China, which is in the midst of a long-term adjustment to more balanced economic growth through increased consumption.

Notwithstanding these risks, U.S. corporate balance sheets and profit margins are healthy. Earnings and revenue growth in the low- to mid-single digits are consistent with modest economic growth, and domestic and non-U.S. developed markets stocks are reasonably valued relative to their historical levels. We believe that the current uncertainty underscores the value of the fund’s diversification and that a balanced investment strategy combined with prudent security selection can mitigate risks and offer attractive long-term growth opportunities.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Charles M. Shriver
Chairman of the fund’s Investment Advisory Committee

July 18, 2013

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN STOCKS

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; currency fluctuations; and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Combined index portfolio: An unmanaged portfolio of 52% domestic stocks (S&P 500 Index), 35% bonds (Barclays U.S. Aggregate Bond Index), and 13% international stocks (MSCI EAFE Index).

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as defined by Lipper Inc.

Merrill Lynch-Wilshire Capital Market Index: A market capitalization-weighted index including the Wilshire 5000, Merrill Lynch High Yield II, and Domestic Master indexes. This index was discontinued on June 30, 2009.

Morningstar Moderate Target Risk Index: Represents a portfolio of global equities (fixed at 60%), bonds, and other asset classes.

MSCI EAFE Index: An index that measures equity market performance of developed countries in the Europe, Australasia, and Far East regions.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 62.4%		
CONSUMER DISCRETIONARY 9.6%		
Auto Components 0.6%		
Aisin Seiki (JPY)	112,100	4,289
Autoliv, GDR (SEK)	24,190	1,887
Delphi Automotive	27,700	1,404
GKN (GBP)	833,405	3,819
Johnson Controls	27,800	995
Koito Manufacturing (JPY)	46,000	879
TRW (1)	89,900	5,973
		19,246
Automobiles 1.0%		
BMW (EUR)	54,248	4,744
General Motors (1)	180,700	6,019
Harley-Davidson	79,400	4,353
Honda Motor (JPY)	183,000	6,799
Nissan Motor (JPY)	232,200	2,353
Tesla Motors (1)	20,700	2,224
Toyota Motor (JPY)	163,000	9,844
		36,336
Diversified Consumer Services 0.1%		
Apollo Group, Class A (1)	101,200	1,793
Benesse Holdings (JPY)	45,500	1,640
		3,433
Hotels, Restaurants & Leisure 1.5%		
Carnival	243,900	8,363
Chipotle Mexican Grill (1)	16,900	6,158
Compass Group (GBP)	418,929	5,352
Las Vegas Sands	160,400	8,490
Marriott, Class A	57,253	2,311
McDonald's	13,500	1,337
Panera Bread, Class A (1)	2,800	521

Starbucks	207,700	13,602
Starwood Hotels & Resorts Worldwide	114,500	7,235
Tim Hortons	14,300	774
		54,143
Household Durables 0.3%		
D. R. Horton	10,700	228
Harman International	8,000	434
Lennar, Class A	26,500	955
PDG Realty (BRL) (1)	618,700	577
Persimmon (GBP) (1)	366,731	6,587
		8,781
Internet & Catalog Retail 1.5%		
Amazon.com (1)	107,300	29,796
Netflix (1)	10,000	2,111
priceline.com (1)	23,200	19,189
TripAdvisor (1)	10,200	621
		51,717
Leisure Equipment & Products 0.1%		
Hasbro	17,600	789
Mattel	9,900	449
Nikon (JPY)	111,400	2,599
		3,837
Media 1.8%		
British Sky Broadcasting (GBP)	280,842	3,383
Charter Communications, Class A (1)	7,675	951
Comcast, Class A	99,100	4,150
Comcast, Special Class A	81,600	3,237
DIRECTV (1)	8,400	518
Discovery Communications, Class C (1)	148,000	10,310
Eutelsat (EUR)	98,720	2,803
Informa (GBP)	439,470	3,276
Interpublic Group	107,000	1,557

News Corporation (1)(2)	88,800	2,895
Omnicom	19,700	1,238
Time Warner	59,034	3,413
Time Warner Cable, Class A	51,693	5,814
Twenty-First Century, Class A (1)(2)	37,800	1,096
Viacom, Class B	25,100	1,708
Walt Disney	149,681	9,452
WPP (GBP)	495,475	8,455
		64,256
Multiline Retail 0.5%		
Dollar Tree (1)	71,700	3,645
Kohl's	137,200	6,930
Lojas Renner (BRL)	48,100	1,378
Macy's	25,200	1,209
Marks & Spencer Group (GBP)	440,898	2,888
Parkson Retail (HKD) (3)	2,149,000	895
Target	23,000	1,584
		18,529
Specialty Retail 1.1%		
AutoZone (1)	2,800	1,186
CarMax (1)	55,500	2,562
Home Depot	115,800	8,971
Kingfisher (GBP)	896,223	4,676
L Brands	88,800	4,373
Lowe's	146,800	6,004
O'Reilly Automotive (1)	45,300	5,102
Ross Stores	58,200	3,772
Tiffany	5,100	372
TSC	8,800	1,035
Zhongsheng Group Holdings (HKD) (3)	1,455,500	1,608
		39,661
Textiles, Apparel & Luxury Goods 1.1%		
Fossil (1)	45,000	4,649

Kering (EUR)	27,720	5,634
Lululemon Athletica (1)	43,500	2,850
Michael Kors Holdings (1)	26,200	1,625
Nike, Class B	82,700	5,267
PVH	44,200	5,527
Ralph Lauren	34,700	6,029
Richemont, Class A (CHF)	84,145	7,443
		39,024
Total Consumer Discretionary		338,963
CONSUMER STAPLES 4.7%		
Beverages 0.9%		
Coca-Cola	130,322	5,227
Coca-Cola Enterprises	43,700	1,536
Constellation Brands, Class A (1)	5,400	281
Dr Pepper Snapple	74,100	3,403
Kirin Holdings (JPY) (3)	284,000	4,450
Monster Beverage (1)	41,000	2,492
PepsiCo	117,638	9,622
Pernod Ricard (EUR)	53,162	5,895
		32,906
Food & Staples Retailing 1.1%		
Costco Wholesale	39,600	4,378
CVS Caremark	79,777	4,562
FamilyMart (JPY)	100,100	4,269
Kroger	76,400	2,639
Tesco (GBP)	1,656,899	8,351
Wal-Mart	90,275	6,725
Whole Foods Market	131,000	6,744
		37,668
Food Products 1.4%		
Archer-Daniels-Midland	140,900	4,778

Bunge Limited	5,700	404
General Mills	107,100	5,198
Green Mountain Coffee (1)	63,500	4,766
Kellogg	70,500	4,528
Mondelez International	31,234	891
Nestle (CHF)	268,229	17,592
Unilever (GBP)	266,324	10,783
		48,940
Household Products 0.8%		
Colgate-Palmolive	18,300	1,049
Energizer	32,100	3,226
Procter & Gamble	303,507	23,367
		27,642
Personal Products 0.3%		
Avon	260,100	5,470
Estee Lauder, Class A	2,400	158
L'Oreal (EUR)	33,648	5,529
		11,157
Tobacco 0.2%		
Altria Group	15,495	542
Philip Morris International	73,595	6,375
		6,917
Total Consumer Staples		165,230
ENERGY 4.6%		
Energy Equipment & Services 0.5%		
Baker Hughes	12,336	569
Cameron International (1)	57,800	3,535
China Oilfield Services, H Shares (HKD)	1,760,000	3,445
FMC Technologies (1)	26,388	1,469
Saipem (EUR)	49,651	807
Schlumberger	117,327	8,408

WorleyParsons (AUD)	56,731	1,011
		19,244
Oil, Gas & Consumable Fuels 4.1%		
Anadarko Petroleum	21,600	1,856
Apache	93,500	7,838
Beach Energy (AUD)	1,934,182	2,008
BG Group (GBP)	265,456	4,516
BP, ADR	44,000	1,837
Cabot Oil & Gas	14,300	1,016
Chesapeake Energy	89,600	1,826
Chevron	108,000	12,781
Cimarex Energy	37,700	2,450
Concho Resources (1)	21,500	1,800
ConocoPhillips	17,200	1,041
CONSOL Energy	16,500	447
Devon Energy	6,500	337
Eni (EUR)	361,302	7,421
EOG Resources	19,500	2,568
EQT	50,600	4,016
ExxonMobil	160,012	14,457
Hess	52,900	3,517
Newfield Exploration (1)	48,900	1,168
Occidental Petroleum	22,100	1,972
Petrobras, ADR	139,900	2,051
Phillips 66	221,000	13,019
Pioneer Natural Resources	84,300	12,202
Range Resources	62,500	4,832
Royal Dutch Shell, B Shares, ADR	214,300	14,202
Southwestern Energy (1)	126,900	4,636
Spectra Energy	56,900	1,961
Statoil (NOK)	308,977	6,373
Talisman Energy	39,600	453
Valero Energy	202,200	7,030
Williams Companies	54,200	1,760

WPX Energy (1)	34,900	661
		144,052
Total Energy		163,296

FINANCIALS 12.1%

Capital Markets 2.3%

Ameriprise Financial	78,506	6,350
Close Brothers Group (GBP)	79,843	1,192
Credit Suisse (CHF)	174,780	4,635
Deutsche Bank (EUR)	77,770	3,255
E*TRADE Financial (1)	28,400	360
Franklin Resources	57,139	7,772
GAM Holding (CHF)	240,740	3,696
Goldman Sachs	9,698	1,467
Invesco	362,500	11,527
Macquarie Group (AUD)	137,969	5,283
Morgan Stanley	510,047	12,460
Northern Trust	66,300	3,839
State Street	196,100	12,788
TD Ameritrade Holding	289,800	7,039
		81,663

Commercial Banks 3.1%

Australia & New Zealand Banking (AUD)	317,226	8,292
Banco Santander Brasil, ADR	472,500	2,939
Barclays, ADR	512,575	8,775
BNP Paribas (EUR)	78,776	4,304
DBS Group (SGD)	408,000	4,989
DNB (NOK)	481,064	6,965
Erste Group Bank (EUR)	33,454	893
Intesa Sanpaolo (EUR)	1,931,823	3,095
Mitsubishi UFJ Financial (JPY)	1,006,900	6,213
Nordea Bank (SEK)	282,712	3,162
PNC Financial Services Group	89,300	6,512

Standard Chartered (GBP)	390,375	8,473
Sumitomo Mitsui Trust Holdings (JPY)	1,134,540	5,296
Svenska Handelsbanken, A Shares (SEK)	133,339	5,353
Swedbank (SEK)	238,300	5,465
The Bank of Yokohama (JPY)	321,000	1,657
U.S. Bancorp	373,100	13,488
Unicredit (EUR)	311,419	1,458
Wells Fargo	253,103	10,446
Zions Bancorporation	24,500	708
		108,483
Consumer Finance 0.6%		
American Express	144,901	10,833
Capital One Financial	131,800	8,278
Discover Financial	10,700	510
SLM Corporation	128,100	2,928
		22,549
Diversified Financial Services 2.1%		
Bank of America	750,254	9,648
BM&FBOVESPA (BRL)	400,800	2,206
Challenger (AUD)	327,946	1,203
Citigroup	299,290	14,357
CME Group	18,300	1,390
Deutsche Boerse (EUR)	45,384	2,987
ING Groep, GDS (EUR) (1)	218,938	1,995
IntercontinentalExchange (1)	22,000	3,911
JPMorgan Chase	655,610	34,609
London Stock Exchange (GBP)	89,534	1,821
McGraw Hill Financial	5,700	303
Mitsubishi UFJ Lease & Finance (JPY)	355,100	1,683
		76,113
Insurance 2.8%		
AIA Group (HKD)	1,063,000	4,502
Allianz (EUR)	35,463	5,181

Allstate	148,100	7,127
Assured Guaranty	87,700	1,935
AXA (EUR)	450,513	8,852
Berkshire Hathaway, Class B (1)	25,900	2,899
Loews	18,300	812
Marsh & McLennan	220,500	8,802
MetLife	354,900	16,240
Munich Re (EUR)	34,053	6,268
Ping An Insurance Group, H Shares (HKD)	346,000	2,329
Progressive	66,700	1,695
Prudential (GBP)	163,278	2,670
QBE Insurance (AUD)	142,815	1,971
Sony Financial (JPY)	227,600	3,596
Storebrand (NOK) (1)	468,877	2,262
Sun Life Financial (CAD)	126,700	3,753
Swiss Life (CHF)	19,924	3,240
The Travelers Companies	38,100	3,045
Tokio Marine Holdings (JPY)	126,400	4,008
Unum Group	42,200	1,239
XL Group	257,700	7,813
		100,239
Real Estate Investment Trusts 0.9%		
American Tower, REIT	178,900	13,090
AvalonBay Communities, REIT	8,100	1,093
Boston Properties, REIT	7,900	833
General Growth Properties, REIT	13,900	276
Public Storage, REIT	1,400	214
Simon Property Group, REIT	17,306	2,733
SL Green Realty, REIT	5,700	503
Unibail-Rodamco (EUR)	12,969	3,022
Vornado Realty Trust, REIT	19,200	1,591
Westfield Retail Trust (AUD)	1,060,278	3,006
Weyerhaeuser, REIT	194,093	5,530
		31,891

Real Estate Management & Development 0.3%		
Agile Property (HKD)	2,136,000	2,294
Goldcrest Company (JPY)	22,150	513
Kerry Properties (HKD)	731,000	2,860
Mitsui Fudosan (JPY)	124,000	3,647
		9,314
Total Financials		430,252
HEALTH CARE 9.0%		
Biotechnology 1.7%		
Alexion Pharmaceuticals (1)	60,000	5,534
Amgen	55,301	5,456
Biogen Idec (1)	62,300	13,407
Celgene (1)	88,000	10,288
CSL (AUD)	80,781	4,549
Gilead Sciences (1)	349,400	17,893
ONYX Pharmaceuticals (1)	600	52
Regeneron Pharmaceuticals (1)	20,400	4,588
Vertex Pharmaceuticals (1)	700	56
		61,823
Health Care Equipment & Supplies 0.8%		
Abbott Laboratories	62,200	2,170
Baxter International	42,547	2,947
Becton, Dickinson & Company	8,300	821
Boston Scientific (1)	101,200	938
C. R. Bard	4,400	478
Covidien (1)(2)	112,401	7,063
DENTSPLY International	27,100	1,110
Edwards Lifesciences (1)	8,300	558
Elekta, B Shares (SEK) (3)	277,597	4,222
Intuitive Surgical (1)	800	405
Sonova (CHF)	24,530	2,602

Stryker	52,500	3,396
		26,710
Health Care Providers & Services 1.7%		
Aetna	40,200	2,554
AmerisourceBergen	11,000	614
Cigna	53,500	3,878
Express Scripts Holding (1)	105,004	6,478
Fresenius (EUR)	66,612	8,212
HCA Holdings	104,600	3,772
Henry Schein (1)	1,100	105
Humana	2,900	245
McKesson	99,100	11,347
Miraca Holdings (JPY)	67,300	3,094
Quest Diagnostics	50,200	3,044
UnitedHealth Group	185,050	12,117
WellPoint	48,900	4,002
		59,462
Life Sciences Tools & Services 0.7%		
Agilent Technologies	127,700	5,460
Thermo Fisher Scientific	207,500	17,561
		23,021
Pharmaceuticals 4.1%		
AbbVie	125,700	5,196
Allergan	27,700	2,333
Astellas Pharma (JPY)	106,700	5,799
Bayer (EUR)	140,582	14,992
Eli Lilly	33,200	1,631
GlaxoSmithKline (GBP)	21,144	530
GlaxoSmithKline, ADR	297,000	14,841
Hospira (1)	69,900	2,678
Johnson & Johnson	237,092	20,357
Merck	480,044	22,298
Perrigo	3,600	436

Pfizer	989,359	27,712
Roche Holding - Genusscheine (CHF)	41,978	10,444
Sanofi (EUR)	122,150	12,659
Takeda Pharmaceutical (JPY)	88,700	4,007
Valeant Pharmaceuticals International (1)	12,300	1,059
		146,972
Total Health Care		317,988
INDUSTRIALS & BUSINESS SERVICES 6.9%		
Aerospace & Defense 2.0%		
Boeing	215,400	22,066
Honeywell International	164,169	13,025
Precision Castparts	67,600	15,278
Raytheon	18,200	1,203
Rolls-Royce Holdings (GBP) (1)	330,586	5,702
Textron	36,100	940
United Technologies	153,192	14,238
		72,452
Air Freight & Logistics 0.2%		
Expeditors International of Washington	7,100	270
FedEx	43,700	4,308
Toll Holdings (AUD)	214,083	1,042
UPS, Class B	21,600	1,868
		7,488
Airlines 0.4%		
Delta Air Lines (1)	55,900	1,046
United Continental (1)	292,700	9,159
US Airways Group (1)	239,300	3,929
		14,134
Commercial Services & Supplies 0.1%		
ADT	7,200	287
Cintas	4,400	200

IHS (1)	18,100	1,889
Stericycle (1)	10,500	1,160
Tyco International	50,800	1,674
		5,210
Construction & Engineering 0.1%		
Bouygues (EUR)	90,141	2,301
Quanta Services (1)	14,100	373
		2,674
Electrical Equipment 0.6%		
ABB (CHF)	160,797	3,491
Eaton	14,900	981
Emerson Electric	25,700	1,402
Hubbell, Class B	5,300	525
Legrand (EUR)	120,457	5,588
Mitsubishi Electric (JPY)	549,000	5,142
Roper Industries	27,000	3,354
		20,483
Industrial Conglomerates 1.8%		
3M	74,800	8,179
Danaher	317,736	20,113
DCC (GBP)	87,793	3,432
GE	427,901	9,923
Hutchison Whampoa (HKD)	709,000	7,455
Koninklijke Philips (EUR)	126,092	3,438
McDermott International (1)	13,600	111
Sembcorp Industries (SGD)	1,037,060	4,050
Siemens (EUR)	60,140	6,078
		62,779
Machinery 0.2%		
Cummins	25,600	2,777
Deere	13,700	1,113
Ingersoll-Rand	9,800	544

INFORMATION TECHNOLOGY 8.5%

Communications Equipment 1.0%

Alcatel-Lucent (EUR) (1)	757,268	1,383
Cisco Systems	664,275	16,149
Juniper Networks (1)	72,500	1,400
Motorola Solutions	15,300	883
Qualcomm	247,395	15,111
		34,926

Computers & Peripherals 0.7%

Apple	55,300	21,903
Dell	158,400	2,115
EMC	1,300	31
NetApp (1)	15,500	585
		24,634

Electronic Equipment, Instruments & Components 0.2%

Amphenol, Class A	1,600	125
Corning	132,300	1,882
Hamamatsu Photonics (JPY)	87,500	3,163
Hosiden (JPY)	83,700	467
Nippon Electric Glass (JPY)	261,000	1,271
TE Connectivity	21,800	993
Trimble Navigation (1)	1,200	31
		7,932

Internet Software & Services 2.3%

Akamai Technologies (1)	48,300	2,055
Baidu, ADR (1)	67,600	6,390
eBay (1)	240,300	12,428
Facebook (1)	157,562	3,917
Google, Class A (1)	46,900	41,290
Kakaku.com (JPY)	134,400	4,099
LinkedIn (1)	22,400	3,994
Tencent Holdings (HKD)	174,800	6,856

VeriSign (1)	19,000	849
		81,878
IT Services 1.7%		
Accenture, Class A	54,100	3,893
Alliance Data Systems (1)	15,900	2,879
Automatic Data Processing	26,373	1,816
Cognizant Technology Solutions (1)	73,300	4,589
Fidelity National Information	25,300	1,084
Fiserv (1)	30,700	2,684
IBM	21,999	4,204
Iron Mountain	26,000	692
MasterCard, Class A	34,900	20,050
NS Solutions (JPY)	32,400	605
Visa, Class A	98,300	17,964
		60,460
Office Electronics 0.1%		
Canon (JPY) (3)	111,700	3,643
		3,643
Semiconductor & Semiconductor Equipment 1.4%		
Altera	41,000	1,353
Applied Materials	60,475	902
ASML (EUR)	43,801	3,456
Atmel (1)	65,200	479
Avago Technologies	225,800	8,440
Broadcom, Class A	173,300	5,851
Intel	49,000	1,187
Micron Technology (1)	407,100	5,834
Nxp Semiconductor (1)	48,400	1,499
Samsung Electronics (KRW)	5,195	6,105
Taiwan Semiconductor Manufacturing (TWD)	1,189,969	4,407
Texas Instruments	164,500	5,736
Tokyo Electron (JPY)	47,800	2,419

Xilinx	12,199	483
		48,151
Software 1.1%		
Autodesk (1)	91,800	3,116
Check Point Software Technologies (1)	26,300	1,307
Citrix Systems (1)	15,500	935
Intuit	800	49
Microsoft	336,965	11,635
Nintendo (JPY)	5,200	613
Oracle	244,900	7,523
Red Hat (1)	125,900	6,020
Salesforce.com (1)	140,900	5,380
Software (EUR)	97,343	2,914
		39,492
Total Information Technology		301,116
MATERIALS 3.1%		
Chemicals 2.1%		
Air Products & Chemicals	7,200	659
Airgas	2,700	258
Alent (GBP)	290,760	1,451
Asahi Kasei (JPY)	734,000	4,855
BASF (EUR)	68,312	6,102
Celanese, Class A	164,100	7,352
Dow Chemical	19,511	628
Ecolab	109,700	9,345
Lyondellbasell Industries, Class A	162,700	10,780
Monsanto	66,000	6,521
Potash Corporation of Saskatchewan	58,600	2,234
PPG Industries	6,600	966
Praxair	84,600	9,743
Sherwin-Williams	51,300	9,060
Tosoh (JPY)	271,000	940

TELECOMMUNICATION SERVICES 1.9%

Diversified Telecommunication Services 1.2%

AT&T	438,762	15,532
Hutchison Telecommunications Hong Kong Holdings (HKD)	2,148,000	1,135
Nippon Telegraph & Telephone (JPY)	117,800	6,105
Telecom Italia, RNC Shares (EUR)	5,862,705	3,259
Telefonica (EUR) (1)	288,566	3,698
Telstra (AUD)	605,777	2,643
Verizon Communications	121,100	6,096
Ziggo (EUR)	56,476	2,260
		40,728

Wireless Telecommunication Services 0.7%

America Movil, ADR	243,000	5,285
Crown Castle International (1)	24,200	1,752
Softbank (JPY)	91,300	5,330
Vodafone, ADR	489,700	14,074
		26,441
Total Telecommunication Services		67,169

UTILITIES 2.0%

Electric Utilities 0.7%

American Electric Power	60,300	2,700
Entergy	90,999	6,341
Exelon	158,280	4,888
FirstEnergy	67,879	2,534
SSE (GBP)	329,248	7,627
		24,090

Independent Power Producers & Energy Traders 0.5%

AES	804,300	9,644
Calpine (1)	37,700	800

NRG Energy	373,180	9,964
		20,408
Multi-Utilities 0.8%		
CenterPoint Energy	118,500	2,783
CMS Energy	20,600	560
Dominion Resources	7,200	409
E.ON (EUR)	332,563	5,458
GDF Suez (EUR)	171,761	3,364
MDU Resources	140,200	3,632
National Grid (GBP)	521,022	5,912
PG&E	105,200	4,811
Sempra Energy	3,300	270
Teco Energy	24,900	428
		27,627
Total Utilities		72,125
Total Common Stocks (Cost $1,423,842)		2,212,786
PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Automobiles 0.2%		
Volkswagen (EUR)	41,547	8,412
Total Preferred Stocks (Cost $4,499)		8,412
CORPORATE BONDS 8.4%		
AbbVie, 1.75%, 11/6/17 (4)	1,500,000	1,471
ACE INA Holdings, 5.90%, 6/15/19	335,000	399
Actavis, 3.25%, 10/1/22	800,000	746
Aetna, 1.50%, 11/15/17	165,000	160
Agilent Technologies, 3.20%, 10/1/22	710,000	657
Alabama Power, 0.55%, 10/15/15	640,000	636

Allegheny Energy Supply, 6.75%, 10/15/39 (4)	190,000	205
Allstate, 5.55%, 5/9/35	1,000,000	1,111
Altria Group, 4.75%, 5/5/21	535,000	573
Amazon.com, 0.65%, 11/27/15	1,160,000	1,155
AMB Property, 4.50%, 8/15/17	600,000	644
America Movil, 2.375%, 9/8/16	225,000	229
America Movil, 5.50%, 3/1/14	745,000	768
America Movil, 5.625%, 11/15/17	500,000	570
America Movil, 6.375%, 3/1/35	300,000	337
American Express Centurion Bank, 0.875%, 11/13/15	1,100,000	1,097
American Honda Finance, 1.50%, 9/11/17 (4)	340,000	334
American Honda Finance, 3.50%, 3/16/15 (4)	400,000	418
American International Group, 3.00%, 3/20/15	1,100,000	1,134
American International Group, 4.25%, 9/15/14	525,000	545
Ameriprise Financial, 7.30%, 6/28/19	290,000	361
AmerisourceBergen, 3.50%, 11/15/21	95,000	96
Amgen, 1.875%, 11/15/14	405,000	411
Amgen, 5.75%, 3/15/40	325,000	349
Apache, 3.625%, 2/1/21	495,000	509
Apache, 4.75%, 4/15/43	1,000,000	951
Apple, 1.00%, 5/3/18	1,625,000	1,557
Arden Realty, 5.25%, 3/1/15	225,000	239
Arrow Electronics, 3.00%, 3/1/18	550,000	547
AT&T, 1.40%, 12/1/17	1,300,000	1,267
AT&T, 1.60%, 2/15/17	1,200,000	1,188
AT&T, 2.95%, 5/15/16	525,000	549
AT&T, 6.55%, 2/15/39	950,000	1,091
Atmos Energy, 4.15%, 1/15/43	1,500,000	1,367
Australia & New Zealand Banking Group, 0.90%, 2/12/16	1,600,000	1,591
Autodesk, 1.95%, 12/15/17	175,000	171

AutoZone, 4.00%, 11/15/20	825,000	844
AvalonBay Communities, 5.70%, 3/15/17	410,000	463
AvalonBay Communities, 5.75%, 9/15/16	530,000	604
Avon, 4.60%, 3/15/20	360,000	363
Baltimore Gas & Electric, 3.35%, 7/1/23	1,750,000	1,703
Bank of America, 1.50%, 10/9/15	1,100,000	1,099
Bank of America, 3.875%, 3/22/17	775,000	809
Bank of New York Mellon, 0.70%, 10/23/15	1,100,000	1,094
Bank of New York Mellon, 1.70%, 11/24/14	550,000	558
Bank of New York Mellon, 5.45%, 5/15/19	450,000	522
Bank of Nova Scotia, 0.75%, 10/9/15	750,000	746
Bank of Nova Scotia, 2.375%, 12/17/13	900,000	908
Barclays Bank, 2.75%, 2/23/15	750,000	767
Barclays Bank, 5.00%, 9/22/16	290,000	320
Barclays Bank, 5.20%, 7/10/14	755,000	788
Barrick Gold, 1.75%, 5/30/14	565,000	566
Barrick Gold, 5.80%, 11/15/34	850,000	803
BB&T, 2.05%, 6/19/18	915,000	899
Beam, 1.75%, 6/15/18	1,350,000	1,319
Berkshire Hathaway, 1.55%, 2/9/18	1,500,000	1,475
BlackRock, 5.00%, 12/10/19	250,000	283
BNP Paribas, 3.60%, 2/23/16	500,000	524
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,524
Boston Properties, 3.125%, 9/1/23	625,000	577
Boston Properties, 4.125%, 5/15/21	375,000	385
Boston Properties, 5.00%, 6/1/15	100,000	107
BP Capital Markets, 1.375%, 11/6/17	745,000	725
BPCE, 2.375%, 10/4/13 (4)	1,000,000	1,003
Brinker International, 2.60%, 5/15/18	155,000	151
Buckeye Partners, 6.05%, 1/15/18	300,000	338

Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,232
Burlington Northern Santa Fe, 4.375%, 9/1/42	1,400,000	1,292
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	757
Camden Property Trust, 2.95%, 12/15/22	565,000	524
Canadian Natural Resources, 6.45%, 6/30/33	500,000	572
Canadian Pacific Railroad, 7.25%, 5/15/19	200,000	246
Cardinal Health, 5.80%, 10/15/16	1,000,000	1,134
Carnival, 1.20%, 2/5/16	640,000	636
Carpenter Technology, 4.45%, 3/1/23	790,000	758
Caterpillar, 6.05%, 8/15/36	100,000	117
Caterpillar Financial Services, 0.70%, 11/6/15	1,055,000	1,053
Caterpillar Financial Services, 1.375%, 5/20/14	1,000,000	1,008
Catholic Health Initiatives, 1.60%, 11/1/17	265,000	260
CC Holdings, 3.849%, 4/15/23	440,000	419
Cellco Partners/Verizon Wireless, 5.55%, 2/1/14	625,000	642
Chevron, 1.104%, 12/5/17	1,100,000	1,075
Chevron, 2.427%, 6/24/20	750,000	749
Church & Dwight, 3.35%, 12/15/15	170,000	177
Cisco Systems, 1.625%, 3/14/14	1,000,000	1,009
Citigroup, 1.25%, 1/15/16	940,000	928
Citigroup, 2.25%, 8/7/15	2,100,000	2,138
Citigroup, 5.375%, 8/9/20	1,600,000	1,762
Citigroup, 5.85%, 7/2/13	1,300,000	1,300
CME Group Index Services, 4.40%, 3/15/18 (4)	800,000	870
CMS Energy, 4.70%, 3/31/43	840,000	762
CNA Financial, 5.875%, 8/15/20	800,000	904
Comcast, 3.125%, 7/15/22	970,000	948
Commonwealth Bank of Australia, 1.95%, 3/16/15	645,000	657
Commonwealth Bank of Australia, 3.50%, 3/19/15 (4)	700,000	732
ConocoPhillips, 1.05%, 12/15/17	1,500,000	1,451

Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,544
Continental Airlines, 4.75%, 7/12/22	267,725	283
Costco Wholesale, 0.65%, 12/7/15	705,000	703
Countrywide Financial, 6.25%, 5/15/16	708,000	772
Cox Communications, 6.25%, 6/1/18 (4)	300,000	353
Crown Castle Towers, 6.113%, 1/15/40 (4)	1,043,000	1,207
Daimler Finance North America, 1.875%, 9/15/14 (4)	800,000	808
DCP Midstream, 4.75%, 9/30/21 (4)	570,000	586
DCP Midstream Operating, 2.50%, 12/1/17	585,000	578
DCP Midstream Operating, 3.875%, 3/15/23	555,000	521
DDR, 3.375%, 5/15/23	695,000	637
Delhaize Group, 6.50%, 6/15/17	400,000	449
Delta Air Lines, ETC, 4.95%, 5/23/19	229,968	244
Deutsche Bank AG London, 3.875%, 8/18/14	600,000	620
Devon Financing, 7.875%, 9/30/31	975,000	1,257
Diamond Offshore Drilling, 5.70%, 10/15/39	300,000	354
Diamond Offshore Drilling, 5.875%, 5/1/19	195,000	230
DIRECTV Holdings, 4.75%, 10/1/14	240,000	251
DIRECTV Holdings, 6.35%, 3/15/40	1,500,000	1,565
Discover Bank, 2.00%, 2/21/18	1,600,000	1,543
Discover Financial Servicers, 10.25%, 7/15/19	400,000	511
Discovery Communications, 5.625%, 8/15/19	400,000	459
DNB Bank, 3.20%, 4/3/17 (4)	1,250,000	1,294
Dominion Resources, 2.75%, 9/15/22	200,000	186
Dow Chemical, 4.25%, 11/15/20	525,000	549
Dow Chemical, 5.70%, 5/15/18	600,000	689
Duke Energy, 1.625%, 8/15/17	695,000	682
Duke Energy, 2.10%, 6/15/18	600,000	596
Eaton Vance, 3.625%, 6/15/23	750,000	724
EMC, 1.875%, 6/1/18	1,250,000	1,235

Enbridge Energy Partners, 5.50%, 9/15/40	600,000	588
EnCana, 5.90%, 12/1/17	1,000,000	1,137
Energy East, 6.75%, 9/15/33	1,000,000	1,032
Energy Transfer Partners, 5.20%, 2/1/22	1,245,000	1,314
Entergy Louisiana, 5.40%, 11/1/24	155,000	177
Enterprise Products Operations, 4.85%, 8/15/42	475,000	443
Enterprise Products Operations, 4.85%, 3/15/44	1,000,000	944
Enterprise Products Operations, 5.60%, 10/15/14	1,000,000	1,058
Enterprise Products Operations, 6.30%, 9/15/17	195,000	227
EOG Resources, 2.625%, 3/15/23	500,000	466
EOG Resources, 6.875%, 10/1/18	500,000	614
ERAC USA Finance, 2.25%, 1/10/14 (4)	475,000	478
ERAC USA Finance, 2.75%, 3/15/17 (4)	410,000	417
Express Scripts, 3.125%, 5/15/16	380,000	396
Express Scripts Holding, 2.75%, 11/21/14	1,000,000	1,024
Federal Realty Investment Trust, 2.75%, 6/1/23	1,500,000	1,359
Fifth Third Bancorp, 3.50%, 3/15/22	340,000	337
Fifth Third Bancorp, 3.625%, 1/25/16	520,000	548
Fifth Third Bank, 1.45%, 2/28/18	1,200,000	1,158
FirstEnergy, 2.75%, 3/15/18	750,000	728
FMR, 4.95%, 2/1/33 (4)	740,000	724
Ford Motor Credit, 1.70%, 5/9/16	1,800,000	1,769
Ford Motor Credit, 3.875%, 1/15/15	1,300,000	1,332
Ford Motor Credit, 5.75%, 2/1/21	600,000	650
Franklin Resources, 4.625%, 5/20/20	300,000	325
GATX Corporation, 4.85%, 6/1/21	1,000,000	1,044
GE Capital, 1.00%, 12/11/15	1,200,000	1,197
GE Capital, 1.625%, 4/2/18	850,000	826
GE Capital, 5.30%, 2/11/21	810,000	882
GE Capital, 5.50%, 1/8/20	250,000	282

GE Capital, 5.625%, 5/1/18	1,625,000	1,863
GE Capital, 6.875%, 1/10/39	600,000	741
General Mills, 0.875%, 1/29/16	325,000	323
General Mills, 5.70%, 2/15/17	900,000	1,021
GoldCorp, 2.125%, 3/15/18	465,000	443
Goldman Sachs, 3.30%, 5/3/15	875,000	901
Goldman Sachs, 3.70%, 8/1/15	770,000	802
Goldman Sachs, 5.625%, 1/15/17	1,200,000	1,300
Goldman Sachs, 5.75%, 1/24/22	380,000	419
Goldman Sachs, 6.00%, 5/1/14	245,000	255
Goldman Sachs, 6.75%, 10/1/37	700,000	716
Goldman Sachs Capital I, 6.345%, 2/15/34	1,025,000	976
Grupo Bimbo, 4.50%, 1/25/22 (4)	100,000	100
GTP Acquisition Partners, 2.364%, 5/15/43 (4)	1,485,000	1,438
GTP Acquisition Partners, 4.347%, 6/15/41 (4)	165,000	173
Harley Davidson Financial Services, 2.70%, 3/15/17 (4)	500,000	508
Healthcare Realty Trust, 3.75%, 4/15/23	1,010,000	945
Heathrow Funding, 2.50%, 6/25/17 (4)	310,000	315
Heathrow Funding, 4.875%, 7/15/23 (4)	935,000	996
Heineken, 0.80%, 10/1/15 (4)	540,000	538
Hewlett-Packard, 1.55%, 5/30/14	750,000	753
Hewlett-Packard, 2.20%, 12/1/15	900,000	913
Holcim, 6.00%, 12/30/19 (4)	800,000	894
Home Depot, 5.40%, 3/1/16	525,000	584
Hospitality Properties Trust, 7.875%, 8/15/14	575,000	598
HSBC Bank, 1.50%, 5/15/18 (4)	1,500,000	1,447
HSBC Bank, 2.00%, 1/19/14 (4)	1,000,000	1,003
HSBC Bank USA, 4.625%, 4/1/14	225,000	231
HSBC Bank USA, 5.875%, 11/1/34	950,000	1,012
HSBC USA, 2.375%, 2/13/15	455,000	465

Hyatt Hotels, 3.375%, 7/15/23	275,000	257
Hyundai Capital America, 2.125%, 10/2/17 (4)	680,000	658
Hyundai Capital America, 3.75%, 4/6/16 (4)	450,000	467
Hyundai Capital Services, 3.50%, 9/13/17 (4)	530,000	540
Hyundai Capital Services, 4.375%, 7/27/16 (4)	200,000	212
IBM, 0.55%, 2/6/15	660,000	660
IBM, 1.25%, 2/8/18	1,400,000	1,360
IBM, 6.50%, 1/15/28	100,000	126
Illinois Tool Works, 3.90%, 9/1/42	1,200,000	1,073
Imperial Tobacco Finance, 2.05%, 2/11/18 (4)	1,680,000	1,642
ING U.S., VR, 2.90%, 2/15/18 (4)	1,060,000	1,049
Interpublic Group of Companies, 2.25%, 11/15/17	725,000	711
Interpublic Group of Companies, 4.00%, 3/15/22	450,000	431
Invesco Finance, 3.125%, 11/30/22	480,000	455
Jefferies Group, 5.875%, 6/8/14	390,000	404
Jefferies Group, 6.25%, 1/15/36	650,000	629
John Deere Capital, 1.70%, 1/15/20	845,000	799
John Deere Capital, 5.50%, 4/13/17	1,175,000	1,336
JPMorgan Chase, 1.125%, 2/26/16	1,500,000	1,476
JPMorgan Chase, 1.625%, 5/15/18	1,150,000	1,099
JPMorgan Chase, 2.00%, 8/15/17	655,000	652
JPMorgan Chase, 2.05%, 1/24/14	1,350,000	1,361
JPMorgan Chase, 3.375%, 5/1/23	595,000	553
JPMorgan Chase, 4.50%, 1/24/22	2,000,000	2,095
JPMorgan Chase, 4.65%, 6/1/14	600,000	622
Kaiser Permanente, 3.50%, 4/1/22	625,000	620
Kansas City Southern de Mexico, 3.00%, 5/15/23 (4)	505,000	475
Kansas Gas & Electric, 6.70%, 6/15/19 (4)	280,000	344
KeyCorp, 3.75%, 8/13/15	600,000	631
Kilroy Realty, 5.00%, 11/3/15	900,000	969

Kinder Morgan Energy Partners, 3.95%, 9/1/22	1,000,000	984
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	1,065
L-3 Communications, 4.95%, 2/15/21	500,000	526
Liberty Mutual Insurance, 4.25%, 6/15/23 (4)	410,000	396
Life Technologies, 3.50%, 1/15/16	1,100,000	1,144
Lloyds TSB Bank, 4.875%, 1/21/16	600,000	648
Lloyds TSB Bank, 6.50%, 9/14/20 (4)	800,000	845
Lubrizol, 5.50%, 10/1/14	1,000,000	1,062
Magellan Midstream Partners, 6.55%, 7/15/19	155,000	184
Manufacturers & Traders Trust, VR, 5.585%, 12/28/20	834,000	836
Marathon Oil, 0.90%, 11/1/15	610,000	608
Marathon Oil, 6.00%, 10/1/17	700,000	803
Mayo Clinic, 4.00%, 11/15/47	1,500,000	1,350
McDonald's, 4.875%, 7/15/40	800,000	857
McKesson, 6.00%, 3/1/41	900,000	1,058
Merrill Lynch, 6.11%, 1/29/37	900,000	887
Merrill Lynch, 6.50%, 7/15/18	1,575,000	1,766
Merrill Lynch, 6.75%, 6/1/28	700,000	808
MetLife, 6.75%, 6/1/16	290,000	332
MetLife Global Funding I, 1.70%, 6/29/15 (4)	805,000	818
Microsoft, 0.875%, 11/15/17	285,000	276
Mondelez International, 5.375%, 2/10/20	600,000	672
Morgan Stanley, 1.75%, 2/25/16	1,550,000	1,535
Morgan Stanley, 2.125%, 4/25/18	1,100,000	1,052
Morgan Stanley, 2.875%, 1/24/14	700,000	707
Morgan Stanley, 4.00%, 7/24/15	700,000	728
Morgan Stanley, 4.75%, 3/22/17	1,175,000	1,245
Morgan Stanley, 6.25%, 8/9/26	755,000	829
Morgan Stanley, 6.625%, 4/1/18	750,000	850
Motorola Solutions, 3.50%, 3/1/23	465,000	436

Nabors Industries, 5.00%, 9/15/20	250,000	255
Nabors Industries, 9.25%, 1/15/19	400,000	496
National Bank of Canada, 1.45%, 11/7/17	1,100,000	1,069
National Rural Utilities Cooperative Finance, 2.35%, 6/15/20	725,000	703
National Rural Utilities Cooperative Finance, 3.875%, 9/16/15	280,000	299
National Rural Utilities Cooperative Finance, 5.50%, 7/1/13	483,000	483
NBC Universal, 1.974%, 4/15/19 (4)	855,000	827
NBC Universal, 3.65%, 4/30/15	1,000,000	1,051
NBC Universal, 4.45%, 1/15/43	800,000	752
Nevada Power, 5.875%, 1/15/15	500,000	537
New York Life Global Funding, 1.30%, 1/12/15 (4)	975,000	984
New York Life Global Funding, 1.30%, 10/30/17 (4)	1,150,000	1,120
Newcrest Finance, 4.20%, 10/1/22 (4)	980,000	855
News America, 4.50%, 2/15/21	475,000	508
News America, 6.20%, 12/15/34	500,000	545
NiSource Finance, 4.45%, 12/1/21	600,000	621
NiSource Finance, 4.80%, 2/15/44	1,400,000	1,275
NiSource Finance, 6.125%, 3/1/22	220,000	249
Noble Energy, 4.15%, 12/15/21	425,000	437
Noble Holding International, 3.05%, 3/1/16	250,000	257
Nordea Bank, 1.625%, 5/15/18 (4)	1,600,000	1,541
Nordea Bank, 2.125%, 1/14/14 (4)	760,000	766
Norfolk Southern, 3.00%, 4/1/22	1,085,000	1,050
Norfolk Southern, 7.80%, 5/15/27	19,000	24
Northern Trust, 2.375%, 8/2/22	1,100,000	1,007
Northern Trust, 4.625%, 5/1/14	235,000	243
Northern Trust, 6.50%, 8/15/18	250,000	298
NSTAR Electric, 2.375%, 10/15/22	565,000	521
NuStar Logistics, 4.80%, 9/1/20	400,000	384
O'Reilly Automotive, 3.80%, 9/1/22	370,000	365

O'Reilly Automotive, 4.875%, 1/14/21	1,000,000	1,058
Occidental Petroleum, 4.125%, 6/1/16	540,000	586
Odebrecht Finance, 4.375%, 4/25/25 (4)	1,600,000	1,436
Omnicom Group, 6.25%, 7/15/19	960,000	1,112
Oracle, 1.20%, 10/15/17	1,100,000	1,070
Oracle, 3.75%, 7/8/14	750,000	776
PACCAR Financial, 0.70%, 11/16/15	1,500,000	1,490
PACCAR Financial, 1.60%, 3/15/17	460,000	457
PacifiCorp, 3.85%, 6/15/21	900,000	947
Partners Healthcare, 3.443%, 7/1/21	1,150,000	1,154
Penske Truck Leasing, 2.875%, 7/17/18 (4)	235,000	233
PepsiCo, 0.70%, 2/26/16	1,350,000	1,339
Pernod Ricard, 2.95%, 1/15/17 (4)	825,000	844
Petro-Canada, 6.80%, 5/15/38	165,000	192
Philip Morris International, 2.50%, 5/16/16	1,000,000	1,036
Phillips 66, 2.95%, 5/1/17	685,000	707
Plains All American Pipeline, 5.75%, 1/15/20	900,000	1,029
PNC Funding, 3.30%, 3/8/22	1,100,000	1,058
PNC Funding, 6.70%, 6/10/19	590,000	707
PPL Capital Funding, 1.90%, 6/1/18	190,000	187
Praxair, 4.625%, 3/30/15	1,000,000	1,069
Principal Life Global Funding II, 1.00%, 12/11/15 (4)	820,000	820
Principal Life Insurance, 8.00%, 3/1/44 (4)	1,050,000	1,110
Progress Energy, 4.40%, 1/15/21	450,000	475
Prudential Financial, 5.40%, 6/13/35	1,000,000	1,015
Public Service Company of Colorado, 3.20%, 11/15/20	325,000	332
Raymond James Financial, 4.25%, 4/15/16	370,000	389
RCI Banque, 3.40%, 4/11/14 (4)	560,000	560
RCI Banque, 4.60%, 4/12/16 (4)	300,000	314
Regency Centers, 5.875%, 6/15/17	1,225,000	1,376

Regions Financial, 5.75%, 6/15/15	310,000	332
Reinsurance Group of America, 5.00%, 6/1/21	630,000	669
Reliance Holdings, 5.40%, 2/14/22 (4)	650,000	661
Republic Services, 5.50%, 9/15/19	400,000	453
Reynolds American, 1.05%, 10/30/15	190,000	190
Rio Tinto Finance USA, 1.375%, 6/17/16	1,700,000	1,687
Roper Industries, 1.85%, 11/15/17	145,000	143
Roper Industries, 2.05%, 10/1/18	595,000	583
Roper Industries, 6.25%, 9/1/19	300,000	350
Rowan Companies, 5.00%, 9/1/17	560,000	606
Royal Bank of Canada, 0.80%, 10/30/15	1,100,000	1,099
Royal Bank of Canada, 2.875%, 4/19/16	1,000,000	1,047
Royal Bank of Scotland, 2.55%, 9/18/15	750,000	762
Royal Bank of Scotland, 5.625%, 8/24/20	750,000	811
SABMiller, 6.50%, 7/15/18 (4)	350,000	418
SABMiller Holdings, 2.45%, 1/15/17 (4)	600,000	613
SBA Tower Trust, 3.598%, 4/15/43 (4)	1,140,000	1,112
SBA Tower Trust, 4.254%, 4/15/40 (4)	940,000	971
Schlumberger, 2.65%, 1/15/16 (4)	1,100,000	1,140
Sempra Energy, 2.30%, 4/1/17	1,000,000	1,014
Sempra Energy, 6.50%, 6/1/16	475,000	546
Sherwin Williams, 1.35%, 12/15/17	880,000	854
Simon Property Group, 2.15%, 9/15/17	900,000	906
Simon Property Group, 4.20%, 2/1/15	340,000	354
SLM Corporation, 3.875%, 9/10/15	1,150,000	1,163
Societe Generale, 2.50%, 1/15/14 (4)	595,000	598
Southeast Supply Header, 4.85%, 8/15/14 (4)	250,000	259
Southern Company, 4.15%, 5/15/14	135,000	139
Spectra Energy Capital, 3.30%, 3/15/23	1,075,000	968
Spectra Energy Capital, 5.65%, 3/1/20	165,000	184

State Street, 3.10%, 5/15/23	265,000	248
Stryker, 1.30%, 4/1/18	1,200,000	1,161
Suncor Energy, 6.10%, 6/1/18	850,000	992
Svenska Handelsbanken, 1.625%, 3/21/18	1,300,000	1,270
Svenska Handelsbanken, 4.875%, 6/10/14 (4)	625,000	647
Talisman Energy, 3.75%, 2/1/21	555,000	553
Tampa Electric, 6.15%, 5/15/37	1,000,000	1,195
Teck Resources, 6.00%, 8/15/40	975,000	925
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	1,013
Telecom Italia Capital, 6.175%, 6/18/14	500,000	518
Telefonica Emisiones, 3.992%, 2/16/16	315,000	325
The Travelers Companies, 6.25%, 6/15/37	750,000	910
Thomson Reuters, 0.875%, 5/23/16	470,000	465
Thomson Reuters, 6.50%, 7/15/18	400,000	474
Time Warner, 6.875%, 6/15/18	455,000	549
Time Warner Entertainment, 8.375%, 3/15/23	750,000	934
Toronto-Dominion Bank, 1.40%, 4/30/18	800,000	776
Toronto-Dominion Bank, 2.375%, 10/19/16	800,000	828
Toyota Capital International, 1.50%, 2/17/17	500,000	496
Toyota Motor Credit, 1.00%, 2/17/15	950,000	955
Toyota Motor Credit, 2.80%, 1/11/16	800,000	834
Transatlantic Holdings, 5.75%, 12/14/15	500,000	549
TransCanada Pipelines, 0.875%, 3/2/15	110,000	110
TransCanada Pipelines, 2.50%, 8/1/22	900,000	826
Transocean, 7.50%, 4/15/31	1,425,000	1,601
Turlock, 1.50%, 11/2/17 (4)	140,000	136
Tyson Foods, 4.50%, 6/15/22	200,000	204
UBS AG Stamford, 2.25%, 8/12/13	550,000	551
UBS AG Stamford, 2.25%, 1/28/14	582,000	588
UBS AG Stamford, 4.875%, 8/4/20	250,000	276

UnitedHealth Group, 0.85%, 10/15/15	175,000	175
UnitedHealth Group, 4.70%, 2/15/21	835,000	912
Unum Group, 5.625%, 9/15/20	200,000	221
Unum Group, 5.75%, 8/15/42	780,000	816
Vale Overseas, 6.25%, 1/23/17	2,040,000	2,289
Valero Energy, 6.125%, 6/15/17	500,000	574
Ventas Realty, 2.00%, 2/15/18	450,000	437
Ventas Realty, 3.125%, 11/30/15	260,000	272
Vivendi, 2.40%, 4/10/15 (4)	810,000	820
Vodafone, 5.375%, 1/30/15	600,000	641
Vodafone, 5.625%, 2/27/17	425,000	472
Volkswagen International Finance, 1.625%, 3/22/15 (4)	850,000	858
Wachovia Bank, 4.875%, 2/1/15	1,600,000	1,694
Wal-Mart Stores, 5.25%, 9/1/35	250,000	270
Wal-Mart Stores, 6.20%, 4/15/38	325,000	399
WEA Finance, 4.625%, 5/10/21 (4)	625,000	660
WEA Finance, 7.50%, 6/2/14 (4)	450,000	477
Weatherford International, 4.50%, 4/15/22	375,000	370
Weatherford International, 6.75%, 9/15/40	500,000	515
WellPoint, 1.875%, 1/15/18	290,000	285
WellPoint, 6.00%, 2/15/14	900,000	930
Wells Fargo, 1.25%, 2/13/15	700,000	703
Wells Fargo, 5.625%, 12/11/17	800,000	912
Wesfarmers, 1.874%, 3/20/18 (4)	1,300,000	1,277
Wesfarmers, 2.983%, 5/18/16 (4)	290,000	302
Western Gas Partners, 4.00%, 7/1/22	545,000	530
Westpac Banking, 1.60%, 1/12/18	1,200,000	1,179
Westpac Banking, 4.20%, 2/27/15	700,000	739
Williams Partners, 5.25%, 3/15/20	775,000	835
Xerox, 2.95%, 3/15/17	160,000	162

Xerox, 8.25%, 5/15/14	465,000	494
Zoetis, 1.875%, 2/1/18 (4)	135,000	133
Total Corporate Bonds (Cost $291,618)		297,698

ASSET-BACKED SECURITIES 1.0%

Ally Auto Receivables Trust Series 2011-2, Class A4 1.98%, 4/15/16	1,720,000	1,744
Ally Auto Receivables Trust Series 2011-3, Class A4 1.61%, 5/16/16	2,000,000	2,022
Ally Master Owner Trust Series 2012-5, Class A 1.54%, 9/15/19	2,140,000	2,095
American Express Credit Account Master Trust Series 2012-5, Class C 1.07%, 5/15/18 (4)	350,000	347
AmeriCredit Automobile Receivables Trust Series 2012-4, Class C 1.93%, 8/8/18	290,000	287
AmeriCredit Automobile Receivables Trust Series 2013-2, Class D 2.42%, 5/8/19	1,620,000	1,578
Avis Budget Rental Car Funding Series 2013-1A, Class A 1.92%, 9/20/19 (4)	2,335,000	2,280
Bank of America Credit Card Trust Series 2007-A1, Class A1 5.17%, 6/15/19	3,000,000	3,388
Capital Auto Receivables Asset Trust Series 2013-1, Class B 1.29%, 4/20/18	200,000	198
Capital Auto Receivables Asset Trust Series 2013-1, Class C 1.74%, 10/22/18	210,000	206
CarMax Auto Owner Trust Series 2011-1, Class A4 2.16%, 9/15/16	2,065,000	2,099

CKE Restaurants Holdings Series 2013-1A, Class A2 4.474%, 3/20/43 (4)	2,400,963	2,398
Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (4)	1,368,844	1,461
Ford Credit Auto Lease Trust Series 2012-B, Class B 1.10%, 12/15/15 (4)	450,000	445
Ford Credit Auto Lease Trust Series 2012-B, Class C 1.50%, 3/15/17 (4)	560,000	558
Ford Credit Auto Owner Trust Series 2011-A, Class A4 1.65%, 5/15/16	2,225,000	2,244
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	2,145,000	2,133
GE Dealer Floorplan Master Note Trust Series 2012-4, Class A, VR 0.632%, 10/20/17	1,190,000	1,182
GE Equipment Small Ticket Series 2011-1, Class A3 1.45%, 1/21/18 (4)	418,425	419
Honda Auto Receivables Owner Trust Series 2011-2, Class A4 1.55%, 8/18/17	990,000	1,000
Hyundai Auto Receivables Trust Series 2011-A, Class A4 1.78%, 12/15/15	1,755,000	1,775
Hyundai Auto Receivables Trust Series 2011-B, Class A4 1.65%, 2/15/17	1,030,000	1,043
John Deere Owner Trust Series 2011-A, Class A4 1.96%, 4/16/18	830,000	839
Mercedes-Benz Auto Lease Trust Series 2011-B, Class A4 1.24%, 7/17/17 (4)	1,345,000	1,348

Nordstrom Private Label Credit Card Master Trust Series 2011-1A, Class A 2.28%, 11/15/19 (4)	1,800,000	1,837
World Omni Master Owner Trust Series 2013-1, Class A, VR 0.543%, 2/15/18 (4)	1,960,000	1,950
Total Asset-Backed Securities (Cost $36,393)		36,876

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.2%

Banc of America Commercial Mortgage Series 2005-1, Class A5, ARM 5.38%, 11/10/42	530,000	559
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	4,050,000	4,516
Banc of America Commercial Mortgage Series 2008-1, Class A4, ARM 6.395%, 2/10/51	790,000	905
Banc of America Mortgage Securities Series 2004-I, Class 3A2, ARM 3.121%, 10/25/34	74,217	75
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, ARM 5.902%, 9/11/38	4,300,000	4,746
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, 2/11/44	2,202,568	2,227
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class AAB 5.746%, 9/11/42	1,094,336	1,157
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	4,300,000	4,746
Citigroup/Deutsche Bank Commercial Mortgage Series 2007-CD4, Class ASB 5.278%, 12/11/49	2,409,599	2,495

Commercial Mortgage PTC Series 2007-C9, Class A4, ARM 5.993%, 12/10/49	1,425,000	1,615
FREMF Mortgage Trust Series 2012-K711, Class B, ARM 3.684%, 8/25/45 (4)	1,825,000	1,747
FREMF Mortgage Trust Series 2013-K24, Class B, ARM 3.623%, 11/25/45 (4)	800,000	711
FREMF Mortgage Trust Series 2013-K26, Class B, ARM 3.723%, 12/25/45 (4)	285,000	255
Greenwich Capital Commercial Funding Series 2007-GG9, Class AAB 5.441%, 3/10/39	232,584	242
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, ARM 5.481%, 12/12/44	4,400,000	4,763
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	3,215,000	3,541
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB20, Class A4, ARM 5.794%, 2/12/51	1,350,000	1,536
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class A4, ARM 5.882%, 2/15/51	670,000	755
JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class A3 2.829%, 10/15/45	1,490,000	1,391
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, ARM 6.32%, 4/15/41	270,000	302
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, ARM 5.782%, 8/12/43	965,000	1,040
Sequoia Mortgage Trust Series 2010-H1, Class A1, CMO, ARM 3.75%, 2/25/40	49,520	49

Sequoia Mortgage Trust Series 2013-6, Class A1, CMO, ARM 2.50%, 5/25/43	1,790,480	1,654
Sequoia Mortgage Trust Series 2013-7, Class A2, CMO, ARM 3.00%, 6/25/43	748,448	706
Total Non-U.S. Government Mortgage-Backed Securities (Cost $41,297)		41,733

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 9.1%

U.S. Government Agency Obligations 6.5% (5)

Federal Home Loan Mortgage		
1.426%, 8/25/17	2,520,000	2,528
1.671%, 9/25/19	2,100,000	2,125
1.749%, 2/25/22	4,734,967	4,665
1.785%, 9/25/22	2,201,982	2,153
1.875%, 4/25/22	4,962,559	4,893
3.00%, 12/1/42 - 3/1/43	15,025,067	14,664
3.50%, 11/1/42 - 5/1/43	6,982,672	7,080
4.00%, 1/1/25 - 12/1/41	5,286,573	5,547
4.50%, 10/1/39 - 10/1/40	16,881,165	17,803
5.00%, 12/1/35 - 8/1/40	5,634,028	6,121
5.50%, 3/1/18 - 12/1/39	1,850,770	1,986
6.00%, 9/1/17 - 8/1/38	292,253	318
6.50%, 8/1/32	55,485	61
7.00%, 6/1/32	39,603	46
Federal Home Loan Mortgage, ARM		
2.633%, 2/1/35	543,284	578
2.687%, 2/1/37	336,126	360
2.695%, 7/1/35	321,084	338
5.899%, 12/1/36	245,405	259
5.955%, 10/1/36	184,852	199

6.088%, 10/1/36	244,735	262
6.128%, 11/1/36	102,390	110
6.239%, 8/1/36	73,231	78
Federal Home Loan Mortgage, CMO, VR		
0.643%, 5/15/36	381,799	386
0.693%, 8/15/41	2,261,143	2,290
Federal Home Loan Mortgage, TBA, 2.50%, 1/1/28	930,000	933
Federal National Mortgage Assn.		
2.50%, 12/1/27 - 1/1/28	3,390,628	3,410
3.00%, 10/1/42 - 3/1/43	14,661,284	14,341
3.50%, 4/1/27 - 12/1/42	14,576,035	14,850
4.00%, 1/1/26 - 12/1/41	28,982,146	30,291
4.50%, 5/1/19 - 12/1/41	16,135,580	17,090
5.00%, 4/1/18 - 7/1/41	18,443,118	19,928
5.50%, 1/1/17 - 2/1/40	18,320,299	20,184
6.00%, 10/1/13 - 5/1/42	17,591,944	19,405
6.50%, 5/1/14 - 11/1/37	2,734,847	3,037
7.00%, 9/1/25 - 4/1/32	108,450	125
7.50%, 9/1/26	1,571	2
8.00%, 8/1/24 - 7/1/26	8,441	9
Federal National Mortgage Assn., ARM		
2.408%, 7/1/35	248,414	264
2.757%, 1/1/37	281,071	299
5.879%, 9/1/36	87,528	95
Federal National Mortgage Assn., TBA		
3.50%, 1/1/26 - 1/1/41	9,367,000	9,678
4.50%, 1/1/35	3,089,000	3,268
U.S. Department of Veterans Affairs, Vendee Mortgage Trust CMO, VR, 9.59%, 3/15/25	28,224	32
		232,091

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 8.3%

U.S. Government Agency Obligations 0.9% (5)

Federal Home Loan Mortgage, 0.50%, 4/17/15	5,600,000	5,612
Federal National Mortgage Assn., 0.875%, 10/26/17	15,100,000	14,772
Federal National Mortgage Assn., 1.25%, 9/28/16	4,200,000	4,250
Federal National Mortgage Assn., 1.25%, 1/30/17	4,450,000	4,473
Federal National Mortgage Assn., 2.375%, 4/11/16	1,100,000	1,150
Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,375
		32,632

U.S. Treasury Obligations 7.4%

U.S. Treasury Bonds, 3.125%, 11/15/41	13,095,000	12,291
U.S. Treasury Bonds, 3.50%, 2/15/39	795,000	809
U.S. Treasury Bonds, 4.375%, 11/15/39	8,500,000	9,977
U.S. Treasury Bonds, 4.50%, 5/15/38	2,800,000	3,344
U.S. Treasury Bonds, 4.625%, 2/15/40	2,830,000	3,451
U.S. Treasury Bonds, 4.75%, 2/15/41	3,350,000	4,167
U.S. Treasury Bonds, 5.25%, 2/15/29	1,775,000	2,257
U.S. Treasury Bonds, 6.00%, 2/15/26	200,000	268
U.S. Treasury Bonds, 6.25%, 5/15/30	625,000	885
U.S. Treasury Bonds, 6.50%, 11/15/26	5,425,000	7,626
U.S. Treasury Bonds, 7.25%, 8/15/22	100,000	141
U.S. Treasury Bonds, 8.125%, 8/15/19	7,250,000	9,990
U.S. Treasury Notes, 0.625%, 8/31/17	6,000,000	5,874
U.S. Treasury Notes, 0.625%, 4/30/18	8,800,000	8,500
U.S. Treasury Notes, 0.75%, 12/31/17	8,800,000	8,606
U.S. Treasury Notes, 0.75%, 3/31/18	15,000,000	14,592
U.S. Treasury Notes, 0.875%, 1/31/17	22,550,000	22,508
U.S. Treasury Notes, 1.00%, 9/30/16	6,160,000	6,200

U.S. Treasury Notes, 1.25%, 8/31/15	13,000,000	13,232
U.S. Treasury Notes, 1.625%, 11/15/22	2,350,000	2,192
U.S. Treasury Notes, 1.75%, 5/31/16	10,725,000	11,060
U.S. Treasury Notes, 1.75%, 5/15/22	3,200,000	3,049
U.S. Treasury Notes, 2.00%, 2/15/22	32,960,000	32,213
U.S. Treasury Notes, 2.00%, 2/15/23	4,000,000	3,848
U.S. Treasury Notes, 2.125%, 5/31/15	13,800,000	14,266
U.S. Treasury Notes, 2.125%, 2/29/16	18,210,000	18,958
U.S. Treasury Notes, 2.125%, 8/15/21	11,205,000	11,153
U.S. Treasury Notes, 2.50%, 3/31/15	75,000	78
U.S. Treasury Notes, 2.625%, 8/15/20	2,050,000	2,141
U.S. Treasury Notes, 2.75%, 11/30/16 (6)	7,000,000	7,444
U.S. Treasury Notes, 2.75%, 2/15/19	5,000,000	5,320
U.S. Treasury Notes, 3.50%, 2/15/18 (6)	4,900,000	5,390
U.S. Treasury Notes, 3.625%, 2/15/20	850,000	948
U.S. Treasury Notes, 3.75%, 11/15/18	5,000,000	5,588
U.S. Treasury Notes, 4.00%, 8/15/18	1,100,000	1,242
U.S. Treasury Notes, 4.25%, 8/15/15	875,000	946
U.S. Treasury Notes, 4.625%, 2/15/17	885,000	1,002
U.S. Treasury Notes, 4.75%, 8/15/17	1,550,000	1,779
		263,335
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $290,060)		295,967

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.0%

Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,054
CNOOC Finance 2013, 3.00%, 5/9/23	1,390,000	1,257
Codelco, 3.00%, 7/17/22 (4)	1,100,000	998
Codelco, 3.75%, 11/4/20 (4)	475,000	464

European Investment Bank, 1.375%, 10/20/15	900,000	915
European Investment Bank, 3.125%, 6/4/14	1,200,000	1,230
Export Import Bank of Korea, 5.25%, 2/10/14 (4)	500,000	513
Government of Bermuda, 4.138%, 1/3/23 (4)	615,000	609
Government of Bermuda, 5.603%, 7/20/20 (4)	300,000	327
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,175
Hydro-Quebec, 8.40%, 1/15/22	200,000	273
Inter-American Development Bank, 3.875%, 9/17/19	700,000	777
International Bank for Reconstruction & Development 0.50%, 11/26/13	495,000	495
International Finance, 2.25%, 4/11/16	1,400,000	1,458
IPIC GMTN, 3.75%, 3/1/17 (4)	1,000,000	1,045
KfW, 1.25%, 10/26/15	2,150,000	2,180
KfW, 1.25%, 2/15/17	800,000	805
KfW, 4.875%, 6/17/19	1,000,000	1,163
Landwirtschaftliche Rentenbank, 2.125%, 7/15/16	1,200,000	1,241
Mubadala, 5.75%, 5/6/14 (4)	310,000	319
Petrobras Global Finance, 3.00%, 1/15/19	120,000	112
Petrobras International Finance, 2.875%, 2/6/15	1,125,000	1,138
Petrobras International Finance, 5.875%, 3/1/18	750,000	811
Petroleos Mexicanos, 3.50%, 1/30/23 (4)	460,000	425
Petroleos Mexicanos, 5.50%, 6/27/44	680,000	614
Petroleos Mexicanos, 6.00%, 3/5/20	1,050,000	1,160
Province of British Columbia, 2.10%, 5/18/16	350,000	363
Province of British Columbia, 2.85%, 6/15/15	825,000	862
Province of Manitoba, 1.30%, 4/3/17	1,080,000	1,084
Province of New Brunswick, 2.75%, 6/15/18	1,400,000	1,459
Province of Nova Scotia, 5.125%, 1/26/17	800,000	907
Province of Ontario, 1.20%, 2/14/18	1,275,000	1,246
Province of Ontario, 1.375%, 1/27/14	1,500,000	1,509

Province of Quebec, 3.50%, 7/29/20	750,000	788
Republic of Brazil, 5.875%, 1/15/19	1,950,000	2,231
Republic of South Africa, 5.50%, 3/9/20	300,000	318
Republic of South Africa, 6.50%, 6/2/14	250,000	262
Statoil, 1.20%, 1/17/18	500,000	485
Swedish Export Credit, 1.75%, 10/20/15	800,000	818
United Mexican States, 5.95%, 3/19/19	500,000	575
Total Foreign Government Obligations & Municipalities (Cost $34,414)		35,465

MUNICIPAL SECURITIES 0.7%

California 0.1%		
California, Build America, 7.625%, 3/1/40	1,000,000	1,342
Los Angeles Airport, Build America, 7.053%, 5/15/40	1,000,000	1,235
Univ. of California Regents, Build America, 5.77%, 5/15/43	750,000	825
		3,402
Colorado 0.0%		
Denver School Dist. No. 1, COP, 4.242%, 12/15/37	760,000	666
		666
Florida 0.1%		
Florida Hurricane Catastrophe Fund Fin. Corp., 2.107%, 7/1/18	1,700,000	1,653
		1,653
Illinois 0.1%		
Chicago O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	755,000	893
Illinois Fin. Auth., Landing at Plymouth Place, 6.00%, 5/15/25	100,000	94
Illinois Toll Highway Auth., Build America, 6.184%, 1/1/34	470,000	556
Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	500,000	587
		2,130

Maryland 0.1%		
Maryland HHEFA, Univ. of Maryland Medical, 4.665%, 7/1/36	1,800,000	1,663
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	350,000	401
		2,064
New Jersey 0.0%		
New Jersey Turnpike Auth., Build America, 7.414%, 1/1/40	415,000	554
		554
New York 0.1%		
Dormitory Auth. of the State of New York, Personal Income Tax Build America, 5.628%, 3/15/39	1,300,000	1,445
Metropolitan Transportation Auth., Build America 5.871%, 11/15/39	700,000	752
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	240,000	326
New York City Municipal Water Fin. Auth., Build America 6.011%, 6/15/42	245,000	291
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	950,000	1,051
		3,865
Ohio 0.0%		
JobsOhio Beverage System, Liquid Profit, 3.985%, 1/1/29	1,225,000	1,154
		1,154
Oregon 0.0%		
Oregon DOT, Build America, 5.834%, 11/15/34	375,000	445
		445
Pennsylvania 0.0%		
Philadelphia IDA, 3.964%, 4/15/26	1,600,000	1,482
		1,482

SHORT-TERM INVESTMENTS 2.2%

Money Market Funds 2.2%

T. Rowe Price Reserve Investment Fund, 0.05% (9)(10)	76,589,198	76,589
Total Short-Term Investments (Cost $76,589)		76,589

SECURITIES LENDING COLLATERAL 0.3%

Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.3%

Short-Term Funds 0.3%

T. Rowe Price Short-Term Reserve Fund, 0.02% (9)(10)	1,055,365	10,554
Total Investments through Securities Lending Program with JPMorgan Chase Bank		10,554
Total Securities Lending Collateral (Cost $10,554)		10,554
Total Investments in Securities		
101.3% of Net Assets (Cost $2,794,269)		**$ 3,594,004**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) When-issued security
(3) All or a portion of this security is on loan at June 30, 2013. See Note 4.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $68,706 and represents 1.9% of net assets.
(5) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(6) At June 30, 2013, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Prerefunded date is used in determining portfolio maturity.
(8) SEC 30-day yield
(9) Affiliated Companies
(10) Seven-day yield
ADR American Depository Receipts
ARM Adjustable Rate Mortgage
AUD Australian Dollar
BRL Brazilian Real

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2013. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/13	Value 12/31/12
T. Rowe Price Institutional High Yield Fund, 5.75%	$ 14,098	$ —	$ 4,348	$ 146,720	$ 134,410
T. Rowe Price Real Assets Fund	3,000	—	—	84,883	90,907
T. Rowe Price Reserve Investment Fund, 0.05%	¤	¤	32^	76,589	60,414
T. Rowe Price Short-Term Reserve Fund, 0.02%	¤	¤	—^	10,554	—
Totals			$ 4,380	$ 318,746	$ 285,731

¤ Purchase and sale information not shown for cash management funds.
^ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 326,555
Dividend income	4,380
Interest income	—
Investment income	$ 4,380
Realized gain (loss) on securities	$ —
Capital gain distributions from mutual funds	$ —

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $2,794,269)	$ 3,594,004
Receivable for investment securities sold	30,181
Interest and dividends receivable	9,785
Receivable for shares sold	1,993
Other assets	1,367
Total assets	3,637,330
Liabilities	
Payable for investment securities purchased	72,624
Obligation to return securities lending collateral	10,554
Payable for shares redeemed	1,753
Investment management fees payable	1,207
When-issued sales commitments (proceeds $585)	596
Due to affiliates	394
Unrealized loss on swaps	66
Variation margin payable on futures contracts	3
Other liabilities	1,338
Total liabilities	88,535
NET ASSETS	$ 3,548,795
Net Assets Consist of:	
Overdistributed net investment income	$ (1,931)
Accumulated undistributed net realized gain	49,702
Net unrealized gain	799,512
Paid-in capital applicable to 164,284,032 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares authorized	2,701,512
NET ASSETS	$ 3,548,795
NET ASSET VALUE PER SHARE	$ 21.60

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid quarterly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $16,000 for the six months ended June 30, 2013. Additionally, the fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

New Accounting Guidance In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2013:

($000s)	Level 1	Level 2	Level 3	Total Value
	Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	
Assets				
Investments in Securities, except:	$ 318,746	$ —	$ —	$ 318,746
Common Stocks	1,610,498	602,288	—	2,212,786
Preferred Stocks	—	8,412	—	8,412
Corporate Bonds	—	297,698	—	297,698
Asset-Backed Securities	—	36,876	—	36,876
Non-U.S. Government Mortgage-Backed Securities	—	41,733	—	41,733
U.S. Government & Agency Mortgage-Backed Securities	—	323,342	—	323,342
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	—	295,967	—	295,967
Foreign Government Obligations & Municipalities	—	35,465	—	35,465
Municipal Securities	—	22,979	—	22,979
Total	$ 1,929,244	$ 1,664,760	$ —	$ 3,594,004
Liabilities				
When-issued sales commitments	$ 596	$ —	$ —	$ 596
Swaps	—	66	—	66
Futures Contracts	3	—	—	3
Total	$ 599	$ 66	$ —	$ 665

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2013, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2013, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2013, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the clearinghouse typically requires daily settlement of changes in contract value and imposes margin requirements to ensure performance by the parties to the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as swaps, forward currency exchange contracts, and options, that are transacted in OTC markets expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) and/or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all derivatives with the counterparty typically would be liquidated and a net amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined based on the net aggregate unrealized gain or loss on all OTC derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. For OTC derivatives, collateral posted pursuant to an ISDA is held in a segregated account by the fund’s custodian. For exchange-traded and centrally cleared derivatives (other than exchange-traded options), required margin posted by the fund is held by the clearing broker. Cash posted by the fund as collateral or required margin is reflected as restricted cash in the accompanying financial statements, and securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of June 30, 2013, securities valued at $253,000 had been posted by the fund to counterparties for OTC derivatives. As of June 30, 2013, securities valued at $43,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2013, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

Credit Default Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price and/or credit rating of the underlying credit, both of which are indicators of market valuations of credit quality. Therefore, payment risk increases as the price of the relevant underlying credit and/or credit rating declines. Generally payment risk increases as the market value of a swap contract declines in relation to the notional amount. As of June 30, 2013, the notional amount of protection sold by the fund totaled $2,150,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, and depreciated swaps and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Net periodic receipts or payments required by swaps are accrued daily and are recorded as realized gain or loss for financial reporting purposes when settled; fluctuations in the fair value of swaps are reflected in the change in net unrealized gain or loss and are reclassified to realized gain or loss upon termination prior to maturity or cash settlement. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2013, the fund’s exposure to swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments During the six months ended June 30, 2013, the fund entered into to-be-announced (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, the fund may elect to extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into master netting arrangements with TBA counterparties, which provide for collateral and the right to offset amounts due to/from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any point in time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of June 30, 2013, securities valued at $614,000 had been posted by the fund to counterparties for TBAs.

Securities Lending The fund lends its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, or the lending agent fails to perform. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2013, the value of loaned securities was $9,869,000, including securities sold but not yet settled, which are not reflected in the accompanying portfolio of investments; the value of cash collateral and related investments was $10,554,000.

When-Issued Securities The fund may enter into when-issued purchases and/or sales commitments, pursuant to which it agrees to purchase or sell, respectively, the underlying security for a fixed unit price, with payment and delivery at a scheduled future date generally beyond the customary settlement period for such securities. When-issued refers to securities that have not yet been issued but will be issued in the future and may include new securities or securities obtained through a corporate action on a current holding. The fund normally purchases when-issued securities with the intention of taking possession but may enter into a separate agreement to sell the securities before the settlement date. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its when-issued commitments. Amounts realized on when-issued transactions are included with realized gain/loss on securities in the accompanying financial statements.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $505,375,000 and $532,391,000, respectively, for the six months ended June 30, 2013. Purchases and sales of U.S. government securities aggregated $520,138,000 and $484,511,000, respectively, for the six months ended June 30, 2013.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2012, the fund had $766,000 of available capital loss carryforwards.

At June 30, 2013, the cost of investments for federal income tax purposes was $2,849,389,000. Net unrealized gain aggregated $744,392,000 at period-end, of which $861,385,000 related to appreciated investments and $116,993,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2013, the effective annual group fee rate was 0.30%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2013, expenses incurred pursuant to these service agreements were $93,000 for Price Associates; $377,000 for T. Rowe Price Services, Inc.; and $1,827,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds and/or the T. Rowe Price Real Assets Fund (collectively, the underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and are considered affiliates of the fund. Each institutional fund pays an all-inclusive management and administrative fee to Price Associates; Real Assets Fund pays a management fee to Price Associates as well as operating expenses. To ensure that the fund does not incur duplicate management fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein. Accordingly, the accompanying Statement of Operations includes management fees permanently waived pursuant to this agreement. Annual fee rates and amounts waived within the accompanying Statement of Operations related to shares of the underlying institutional funds for the six months ended June 30, 2013, are as follows:

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 5, 2013, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was at or below the median for comparable funds and the total expense ratio was below the median for comparable funds. The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or sub advised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the mutual fund business is generally more complex from a business and compliance perspective than the institutional business and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 16, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 16, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date August 16, 2013